                               Janus Aspen Series
                    Risk-Managed Large Cap Growth Portfolio
                     Risk-Managed Large Cap Core Portfolio

                    Supplement dated August 11, 2003 to the
                         Currently Effective Prospectus

The "Management of the Portfolios" section of the Prospectus is supplemented as follows:

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH

The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Large Cap Growth Portfolio of Janus Aspen Series. Both Composites and the Portfolio are managed using INTECH's Large Cap Growth Strategy. Both Composites and the Portfolio seek to outperform the benchmark index while managing downside risk. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Portfolio is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500/Barra Growth Index. The Broad Large Cap Growth version of the strategy and the Portfolio seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Growth Composite. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Portfolio's performance is expected to more closely track the performance of the Russell 1000 Growth Index.

As of June 30, 2003, the INTECH Broad Large Cap Growth Composite consisted of 17 advisory accounts, including 2 mutual fund portfolios. The Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of June 30, 2003, the INTECH Large Cap Growth Composite consisted of 53 advisory accounts. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/03

                                                                                       Since       Inception
                                                              1 Year     5 Years     Inception      Date(1)
INTECH Broad Large Cap Growth Composite(2)                     2.01%        N/A       (13.99)%     10/31/2000
Russell 1000 Growth Index(3)                                   2.94%        N/A       (20.86)%     10/31/2000
INTECH Large Cap Growth Composite(2)                           6.22%       5.29%       15.89%      06/30/1993
S&P 500/Barra Growth Index(4)                                  2.34%      (3.05)%      10.24%      06/30/1993

(1) Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Large Cap Growth Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Large Cap Growth Portfolio. If these fees and expenses were included, returns would be lower.

(3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

(4) The S&P 500/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500 Index that have higher price/book ratios. The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

The following chart shows the historical performance of the INTECH High Alpha Core Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Large Cap Core Portfolio of Janus Aspen Series. Both Composites and the Portfolio are managed using INTECH's Large Cap Core Strategy and use the S&P 500 as their benchmark index. Both Composites and the Portfolio seek to outperform the benchmark index while managing downside risk. The High Alpha version of the strategy and the Portfolio seek this goal in a more aggressive manner and are expected to have portfolio characteristics (e.g., beta and weightings) that differ from the index to a greater degree than the Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.

As of June 30, 2003, the INTECH High Alpha Core Composite consisted of 4 advisory accounts, including 3 mutual fund portfolios. The Janus mutual funds for which INTECH acts as subadviser are included in the INTECH High Alpha Core Composite. As of June 30, 2003, the INTECH Large Cap Core Composite consisted of 19 advisory accounts. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/03

                                                                                          Since       Inception
                                                    1 Year     5 Years     10 Years     Inception      Date(1)
INTECH High Alpha Core Composite(2)                 (0.55)%       N/A         N/A         (7.07)%     07/31/2001
S&P 500 Index(3)                                     0.25%        N/A         N/A         (9.24)%     07/31/2001
INTECH Large Cap Core Composite(2)                   0.21%       1.16%      10.89%        11.19%      06/30/1987
S&P 500 Index(3)                                     0.25%      (1.61)%     10.04%        10.17%      06/30/1987

(1) Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Large Cap Core Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Large Cap Core Portfolio. If these fees and expenses were included, returns would be lower.

(3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                               Janus Aspen Series
                            Mid Cap Value Portfolio

                    Supplement dated August 11, 2003 to the
                        Currently Effective Prospectuses

The "Management of the Portfolios" section of the Prospectus is supplemented as follows:

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS

The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Mid Cap Value Portfolio of Janus Aspen Series. The Russell MidCap Value Index is the benchmark for the Portfolio and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite. As of June 30, 2003, the Perkins Mid Cap Value Equity Composite consisted of 12 advisory accounts, including 6 mutual fund portfolios. The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composite and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 6/30/03

                                                                                        Since
                                                              1 Year     3 Years     Inception(1)
Perkins Mid Cap Value Equity Composite(2)                      0.72%      12.72%        18.76%
Russell MidCap Value Index(3)                                 (0.64)%      7.87%         7.56%
S&P MidCap 400 Index(4)                                       (0.71)%      0.99%        11.13%

(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Mid Cap Value Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Mid Cap Value Portfolio. If these fees and expenses were included, returns would be lower.

(3) The Russell MidCap Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(4) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.